Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of trade and other receivables

	December 31, 2021	December 31, 2020
Trade accounts receivable	$19,423	$29,252
Other receivables	6,586	5,269
Contract assets	20,386	22,274
	$46,395	$56,795

Explanation of significant changes in contract assets

Contract assets	December 31, 2021
At January 1, 2021	$22,274
Additions to contract assets	27,282
Invoiced during the year	(29,170)
At December 31, 2021	$20,386

Deferred revenue	December 31, 2021	December 31, 2020
Beginning Balance	$9,888	$20,156
Additions to deferred revenue	23,618	43,166
Revenue recognized during the year	(21,397)	(53,434)
Ending Balance	$12,109	$9,888